Managed Municipal Fund, Inc.

666 Fifth Avenue, 11th Floor

New York, NY 10103

February 27, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Municipal Fund, Inc. File Nos. 33-32819; 811-6023 Post-Effective Amendment No. 39

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Managed Municipal Fund, Inc. (the “Registrant”), is Post-Effective Amendment No. 39 to the Registrant’s currently effective registration statement on Form N-1A (the “Registration Statement”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purposes of this filing are to: (1) respond to comments from the SEC Staff on Post-Effective Amendment No. 38 to the Registration Statement; (2) include the Registrant’s financial statements for the fiscal year ended October 31, 2014, in the Registrant’s prospectus and statement of additional information (“SAI”); and (3) update and make other non-material changes to the prospectus and SAI.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

/s/Megan Hadley Koehler

Megan Hadley Koehler, Esq.

Assistant Secretary to the Registrant